PREMISES LEASES - Disclosure of right-of-use assets (Details)	12 Months Ended
Sep. 30, 2022 CAD ($)
Presentation of leases for lessee [abstract]
As at September 30, 2021	$ 0
Inception of lease	144,900
Depreciation	(6,037)
As at September 30, 2022	$ 138,863